Bank Loans	12 Months Ended
Dec. 31, 2012
Bank Loans
10	Bank Loans

Summarized below were bank loans as of December 31, 2011 and 2012:

	December 31, 2011
	2011	2012
Bank of China Limited, New York Branch	$50,000	$50,000
Bank of China (Hong Kong) Limited	35,025	85,139
China Industrial Bank	475	—

Total bank loans	85,500	135,139
Less: non-current portion	(35,025)	(50,039)

Current portion	$50,475	$85,100

On April 26, 2011, the Company entered into a two-year term loan in the aggregate principal amount of $35,000 to finance its fiscal year 2010 dividend payment. The loan bears an interest at 2.1% over LIBOR per annum.

On July 18, 2011, the Company, through US subsidiary, entered into a one-year revolving credit facility for an amount of $50,000 to finance its working capital requirements. The facility was fully drawn on July 22, 2011 and bears an interest at 1.8% over LIBOR per annum, which was subsequently increased to 2.0% over LIBOR per annum in July 2012. The loan was secured by standby letters of credits with an aggregate amount of not less than $50,000 issued by Bank of China, Shenzhen Branch, which is procured by its PRC subsidiary, in favor of the lender.

On March 23, 2012, the Company entered into a two-year term loan in the aggregate principal amount of $50,000 to finance its fiscal year 2011 dividend payment. The loan bears an interest at 3.55% over LIBOR per annum.

On May 22, 2012, the Company, through its Hong Kong subsidiary, drew down an aggregate principal amount of $2,000 from its existing revolving credit facilities to finance its working capital requirements. The revolving loan bears an interest at a 1.4% over LIBOR per annum. On November 23, 2012, such loan was fully repaid.

On July 13, 2012, the Company, through its PRC subsidiary, fully repaid a one-year term loan in an aggregate principal amount of RMB3,000 (equivalent to $475) from China Industrial Bank, entered into in 2011.

All the above financing arrangement does not require pledging any assets of the Company. There is compensating balance arrangement of $89,250 as of December 31, 2012 in relation to those loans borrowed from Bank of China (Hong Kong) Limited. Their drawing are made available to the Company against RMB deposit and /or RMB financial products for an amount of not less than 105% of the drawing amount having been deposited by its PRC subsidiary with a PRC affiliate of Bank of China (Hong Kong) Limited. The Company has no legal restriction on the withdrawal of these deposits and financial products.

The weighted average interest rate for borrowings outstanding as of December 31, 2011 and 2012 was 2.30% and 3.02% respectively.